U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 31, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Great Lakes Bond Fund, Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund, and Great Lakes Small Cap Opportunity Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 29, 2020, and filed electronically as Post-Effective Amendment No. 478 under the 1933 Act, and Amendment No. 479, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on July 23, 2020.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.